Warrant Liability - Summary of Warrant Liability (Detail) - GBP (£)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of classes of share capital [abstract]
Beginning balance	£ 1,346,484
Arising during the year	375,343	£ 1,292,011
Movement during the year	(716,214)	54,473
Ending balance	£ 1,005,613	£ 1,346,484